Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments $ in Thousands	Dec. 31, 2008 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2021 (remaining three months)	$ 287
2022	1,074
2023	637
2024	315
2025	286
Thereafter	817
Total	$ 3,416